UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-09078

The Penn Street Fund, Inc.

 (Exact name of registrant as specified in charter)

83 General Warren Blvd., Suite 200 Malvern, PA 19355

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Dr. Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   October 31

Date of reporting period:  July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

THE PENN STREET FUNDS, INC.
BERKSHIRE ADVISORS SELECT EQUITY FUND
Schedule of Investments
July 31, 2008

Shares			Value

COMMON STOCK - 96.29%

Accident & Health Insurance - 3.04%
2,100	Assurant, Inc.		$ 126,252

Agricultural Chemicals - 2.12%
1,000	Agrium, Inc.		88,000

Aircraft & Parts - 1.70%
1,100	United Technologies Corp.		70,378

Computer & Office Equipment - 5.68%
2,400	Hewlett Packard Co.		107,520
1,000	International Buisness Machine Corp.		127,980
			235,500
Crude Petroleum & Natural Gas - 4.94%
700	Appache Corp.		78,519
500	Devon Energy Corp.		47,445
1,000	Occidental Petroleum Corp.		78,830
			204,794
Drawing & Insulating of Nonferrous Wire - 1.30%
2,700	Corning, Inc.		54,027

Driling Oil & Gas Wells - 4.22%
1,400	Ensco International, Inc.		96,796
575	Transocean, Inc. *		78,217
			175,013
Electric & Other Services Combined - 4.24%
700	Public Service enterprise Group, Inc.		29,260
7,300	Xcel Energy, Inc.		146,438
			175,698
Electric Lighting & Wire Equipment - 1.02%
1,000	Cooper Industries, Inc.		42,170

Electric Services - 3.57%
2,600	American Electric Power Co., Inc.		102,700
700	FPL Group, Inc.		45,171
			147,871
Engines & Turbines - 1.92%
1,200	Cummins, Inc.		79,608

Fats & Oils - 3.57%
2,400	Archer Daniels Midland Co.		68,712
800	Bunge Ltd.		79,136
			147,848
Fire, Marine & Casualty Insurance - 9.61%
1,600	Ace Ltd.		81,120
2,000	Axis Capital Holdings Ltd.		63,360
1,800	Chubb Corp.		86,472
1,300	Safeco Corp.		86,008
1,850	Travelers Companies, Inc.		81,622
			398,582
General Industrial Machinery & Equipment - 1.13%
1,000	Illinois Tool Works, Inc.		46,850

Glass Containers - 1.83%
1,800	Owens Illinois, Inc. *		76,032

Insurance Agents, Brokers & Services - 3.67%
1,200	Hartford Financial Services Group, Inc.		76,068
1,500	Metlife, Inc.		76,155
			152,223
Life Insurance - 2.24%
1,600	Torchmark Corp.		92,880

Metal Mining - 1.63%
700	Freeport McMoran Copper & Gold, Inc.		67,725

Miscellaneous Fabricated Metal Products - 2.05%
1,375	Parker Hannifin Corp.		84,810

Motor Vehicle Parts & Accessories - 1.43%
1,000	Magna International, Inc.		59,100

Petroleum Refining - 9.74%
1,500	BP Plc		92,160
1,000	Chevron Corp.		84,560
1,200	Conocophillips		97,944
1,100	Exxon Mobil Corp.		88,473
400	Hess Corp.		40,560
			403,697
Pharmaceutical Preparations - 3.89%
1,600	Lilly Eli & Co.		75,376
4,600	Pfizer, Inc.		85,882
			161,258
Plastics, Foil & Coated Paper Bags - 0.93%
1,000	Celenese		38,530

Pumps & Pumping Equipment - 1.29%
800	ITT Corp.		53,568

Railroads, Line Haul Operating - 3.76%
1,700	CSX Corp.		114,886
500	Union Pacific Corp.		41,220
			156,106
Retail - Eating Places - 1.73%
1,200	McDonalds Corp.		71,748

Retail - Jewelry Stores - 1.91%
2,100	Tiffany & Co.		79,359

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 4.81%
800	AK Steel Holding Corp.		50,800
1,200	Nucor Corp.		68,664
500	United States Steel Corp.		80,180
			199,644
Water Transportation - 3.22%
2,300	Carnival Corp.		84,962
1,900	Royal Caribbean Cruises Ltd.		48,412
			133,374
Wholesale - Durable Goods - 3.24%
1,500	Grainger W W, Inc.		134,265

Wholesale-Motor Vehicle Supplies & New Parts - 0.87%
900	Genuine Parts Co.		36,099

TOTAL FOR COMMON STOCK (Cost $4,028,644) - 96.29%			3,993,009

EXCHANGE TRADED FUNDS - 2.16%
2,800	Health Care Select Sector SPDR		89,460

TOTAL FOR EXCHANGE TRADES FUNDS (Cost $97,181) - 2.16%			89,460

SHORT TERM INVESTMENTS - 2.46%
101,852	Fidelity Institutional Money Market - 2.63%* (Cost $101,852)		101,852

TOTAL INVESTMENTS (Cost $4,227,677) - 100.91%			4,184,321

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.91)%			(37,575)

NET ASSETS - 100.00%			$ 4,146,746

*Non-Income Producing Security
** Variable Rate Security; the coupon rate shown represents the rate at July 31, 2008.

THE PENN STREET FUNDS, INC.
BERKSHIRE ADVISORS SELECT EQUITY FUND
Notes to Financial Statements
July 31, 2008

1. SECURITY TRANSACTIONS
At July 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,227,677 amounted to $43,354 which consisted of aggregate gross unrealized appreciation of $337,307 and aggregate gross unrealized depreciation of $380,661.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of July 31, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
===============================================================================================
Level 1 - Quoted prices		$ 4,184,321	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 4,184,321	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

Item 2. Controls and Procedures.

(a)

The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Penn Street Fund, Inc.

By      /s/ Jay Kemmerer

*       Jay Kemmerer, President

Date     September 25, 2008

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Jay Kemmerer

*       Jay Kemmerer, President

Date    September 25, 2008

By    /s/ Gregory Getts

*       Gregory Getts, Treasurer

Date     September 25, 2008

* Print the name and title of each signing officer under his or her signature.